UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche MLP & Energy Infrastructure Fund

	Shares	Value ($)
Master Limited Partnerships 55.2%
Crude Oil & Refined Products 9.6%
Buckeye Partners LP	1,100	77,462
Genesis Energy LP	1,401	61,168
Sunoco Logistics Partners LP	3,000	101,490
		240,120
Diversified Midstream 27.8%
Enbridge Energy Partners LP	6,100	172,508
Energy Transfer Partners LP	3,700	181,818
Enterprise Products Partners LP	4,300	120,873
Plains All American Pipeline LP	6,000	216,360
		691,559
Fee-based Gathering & Processing 3.0%
PennTex Midstream Partners LP	4,061	74,519
Natural Gas Pipelines & Storage 14.8%
Boardwalk Pipeline Partners LP	11,700	159,822
Columbia Pipeline Partners LP	3,825	75,850
EQT Midstream Partners LP	732	56,950
Spectra Energy Partners LP	1,500	76,410
		369,032
Total Master Limited Partnerships (Cost $1,567,154)		1,375,230
Common Stocks 26.2%
Crude Oil & Refined Products 8.2%
Fairway Energy Partners LLC (Units), 144A*	10,000	100,000
Inter Pipeline Ltd.	4,900	105,032
		205,032
Diversified Midstream 16.4%
Enbridge Income Fund Holdings, Inc.	5,400	135,739
Pembina Pipeline Corp.	4,000	110,976
TransCanada Corp.	3,100	108,156
Veresen, Inc.	5,100	52,682
		407,553
Terminals 1.6%
Westshore Terminals Investment Corp.	1,996	40,190
Total Common Stocks (Cost $741,905)		652,775
Cash Equivalents 19.8%
Central Cash Management Fund, 0.11% (a) (Cost $493,536)	493,536	493,536
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,802,595) †	101.2	2,521,541
Other Assets and Liabilities, Net	(1.2)	(30,849)
Net Assets	100.0	2,490,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,802,595. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $281,054. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,393 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $283,447.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (b)	$1,375,230	$—	$—	$1,375,230
Common Stocks (b)	552,775	—	100,000	652,775
Short-Term Investments	493,536	—	—	493,536
Total	$2,421,541	$—	$100,000	$2,521,541

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche MLP & Energy Infrastructure Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015